Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets pledged as collateral	£ 110,418	£ 97,077
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	58,784	46,678
Assets accepted as collateral that can be sold or repledged in the absence of default	229,236	224,836
Assets accepted as collateral and sold or repledged	172,606	175,100
Held for trading
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	56,664	44,072
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	2,120	2,606
Treasury bills and other eligible securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,269	1,252
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,500	3,800
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,753	3,861
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets [line items]
Financial assets pledged as collateral	17,723	21,060
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	42,189	27,610
Cash collateral
Disclosure of financial assets [line items]
Financial assets pledged as collateral	41,179	39,266
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	£ 805	£ 228